Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended				12 Months Ended		25 Months Ended	34 Months Ended
	Dec. 31, 2010	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Numerator:
Net loss	$ (6,834)	$ (11,404)		$ (7,431)		$ (11,636)	$ (3,464)	$ (21,934)	$ (33,338)
Modification of Series A convertible preferred stock							(276)
Unaccreted dividends on convertible preferred stock				(1,493)		(2,035)	(902)
Net loss attributable to common stockholders		$ (11,404)		$ (8,924)		$ (13,671)	$ (4,642)
Denominator:
Weighted average common shares outstanding-basic and diluted		7,601,388	[1]	309,994	[1]	395,918	300,841
Net loss per share attributable to common stockholders-basic and diluted		$ (1.50)	[2]	$ (28.79)	[2]	$ (34.53)	$ (15.43)

[1]	All per share amounts and Aratana shares outstanding for all periods reflect the 1-for-1.662 reverse stock split, which was effective May 22, 2013.
[2]	All per share amounts and shares outstanding for all periods reflect the 1-for-1.662 reverse stock split, which was effective May 22, 2013.